Pension commitments, Net Liability (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Net liability [Abstract]
Present value of defined benefit obligations	$ 303.3	$ 261.5
Fair values of plan assets	(148.3)	(120.1)
Net liability	155.0	141.4
Germany [Member]
Net liability [Abstract]
Present value of defined benefit obligations	248.4	213.5
Fair values of plan assets	(119.1)	(92.0)
Net liability	129.3	121.5
Rest of World [Member]
Net liability [Abstract]
Present value of defined benefit obligations	54.9	48.0
Fair values of plan assets	(29.2)	(28.1)
Net liability	$ 25.7	$ 19.9